Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 12,906	$ 13,721	$ 0